Average Annual Total Returns - ProShares UltraShort SmallCap600	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	S&P SmallCap 600® Index OneYear		S&P SmallCap 600® Index FiveYears		S&P SmallCap 600® Index TenYears
Total	(55.15%)	(32.82%)	(31.30%)	(55.15%)	(32.91%)	(31.35%)	(32.65%)	(19.29%)	(12.74%)	11.29%	[1]	12.36%	[1]	11.91%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.